ACCOUNTS AND OTHER RECEIVABLES (Disclosure of accounts and other receivables) (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Trade and other receivables [abstract]
Trade receivables	$ 106,458	$ 314,375
Government grants receivable	151,440	0
HST recoverable	172,496	341,789
Accrued interest receivable on guaranteed investment certificates	238,614	0
Less: valuation allowance on trade receivables	(100,000)	0
Total accounts and other receivables	$ 569,008	$ 656,164